Fair values of financial assets and liabilities (Tables)	6 Months Ended
Mar. 31, 2021
Fair values of financial assets and liabilities
Summary of the attribution of financial instruments measured at fair value to the fair value hierarchy

	As at 31 March 2021
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,579	14,749	600	20,928
Derivative financial instruments	26	22,335	12	22,373
Investment securities	17,792	72,778	368	90,938
Loans	—	108	20	128
Life insurance assets	119	3,297	—	3,416
Assets held for sale	—	282	7	289
Total financial assets measured at fair value on a recurring basis	23,516	113,549	1,007	138,072
Total financial assets measured at fair value on a non-recurring basis
Assets held for sale	—	—	376	376
Total financial assets measured at fair value	23,516	113,549	1,383	138,448
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	37,212	—	37,212
Other financial liabilities	225	3,632	—	3,857
Derivative financial instruments	31	20,253	19	20,303
Debt issues	—	5,639	—	5,639
Life insurance liabilities	—	1,070	—	1,070
Liabilities held for sale	—	—	6	6
Total financial liabilities measured at fair value on a recurring basis	256	67,806	25	68,087

	As at 30 September 2020
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	8,059	32,387	221	40,667
Derivative financial instruments	10	23,353	4	23,367
Investment securities	18,032	72,370	153	90,555
Loans	—	540	21	561
Life insurance assets	617	2,976	—	3,593
Total financial assets measured at fair value on a recurring basis	26,718	131,626	399	158,743
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	35,764	—	35,764
Other financial liabilities	420	4,229	—	4,649
Derivative financial instruments	10	23,031	13	23,054
Debt issues	—	5,333	—	5,333
Life insurance liabilities	—	1,396	—	1,396
Total financial liabilities measured at fair value on a recurring basis	430	69,753	13	70,196

	As at 31 March 2020
$m	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,252	20,808	220	26,280
Derivative financial instruments	17	56,620	24	56,661
Investment securities	15,320	69,206	152	84,678
Loans	—	246	22	268
Life insurance assets	600	1,974	—	2,574
Total financial assets measured at fair value on a recurring basis	21,189	148,854	418	170,461
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings	—	38,794	—	38,794
Other financial liabilities	261	10,239	—	10,500
Derivative financial instruments	14	48,031	44	48,089
Debt issues	—	6,295	—	6,295
Life insurance liabilities	—	604	—	604
Total financial liabilities measured at fair value on a recurring basis	275	103,963	44	104,282

Summary of the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3)

	Half Year March 2021
	Trading
	securities and
	financial
	assets			Total		Total
	measured at	Investment		Level 3		Level 3
$m	FVIS	Securities	Other[1,2]	assets	Derivatives[3]	liabilities
Balance as at beginning of period	221	153	25	399	13	13
Gains/(losses) on assets / (gains)/losses
on liabilities recognised in:
Income statement	547	—	13	560	10	10
Other comprehensive income	—	43	—	43	—	—
Acquisitions and issues	1	179	4	184	2	2
Disposals and settlements	(169)	(7)	(3)	(179)	—	—
Balance as at end of period	600	368	39	1,007	25	25
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at end of period	547	—	15	562	(16)	(16)

1.     Other is comprised of derivative financial assets, certain loans and assets held for sale.

2.     $7 million of derivative financial assets was included in assets held for sale.

3.     $6 million was included in liabilities held for sale.

Schedule of estimated fair value and fair value hierarchy of financial instruments not measured at fair value

	As at 31 March 2021		As at 30 Sept 2020		As at 31 March 2020
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	33,877	33,877	30,129	30,129	45,815	45,815
Collateral paid	3,917	3,917	4,778	4,778	5,339	5,339
Investment securities	365	365	984	984	1,111	1,111
Loans	688,090	689,606	692,498	694,264	719,410	721,740
Other financial assets	3,312	3,312	5,474	5,474	5,849	5,849
Assets held for sale	3,208	3,208	—	—	—	—
Total financial assets not measured at fair value	732,769	734,285	733,863	735,629	777,524	779,854
Financial liabilities not measured at fair value
Collateral received	2,504	2,504	2,250	2,250	12,728	12,728
Deposits and other borrowings	548,189	548,167	555,367	555,621	544,126	544,506
Other financial liabilities	39,139	39,139	36,276	36,276	23,496	23,496
Debt issues[4]	122,211	123,576	144,992	146,402	179,540	175,610
Loan capital	26,294	27,137	23,949	23,934	25,807	23,636
Liabilities held for sale	2,208	2,208	—	—	—	—
Total financial liabilities not measured at fair value	740,545	742,731	762,834	764,483	785,697	779,976

4.     The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.